Average Annual Total Returns{- Franklin Payout 2022 Fund} - Franklin Fund Allocator Series (Payout) FAS3-07 - Franklin Payout 2022 Fund	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Since Inception	Advisor Class After Taxes on Distributions Past 1 year	Advisor Class After Taxes on Distributions Since Inception	Advisor Class After Taxes on Distributions and Sales Past 1 year	Advisor Class After Taxes on Distributions and Sales Since Inception	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Since Inception	Bloomberg Barclays US Government & Credit 2022 Maturity Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays US Government & Credit 2022 Maturity Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.61%	3.81%	5.57%	2.78%	3.91%	2.47%	6.60%	3.82%	5.61%	3.65%